As filed with the Securities and Exchange Commission on September 18, 2018.

File Nos. 002-99112
811-04356

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 63 (X)

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No. 63 (X)

FRANKLIN CALIFORNIA TAX-FREE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (insert date)pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a) (1)
[ ] on (date) after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Franklin California Intermediate-Term Tax-Free Income Fund of the Registrant and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 17th day of September, 2018.

Franklin California Tax-Free

Trust

(Registrant)

                                       *By:  /s/Karen L. Skidmore

 Karen L. Skidmore

 Vice President and

 Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY* Christopher J. Molumphy	Chief Executive Officer-Investment Management Dated: September 17, 2018

MATTHEW T. HINKLE*

Matthew T. Hinkle	Chief Executive Officer-Finance and Administration Dated: September 17, 2018

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: September 17, 2018

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: September 17, 2018

TERRENCE J. CHECKI* Terrence J. Checki	Trustee Dated: September 17, 2018

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: September 17, 2018

EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: September 17, 2018

GREGORY E. JOHNSON * Gregory E. Johnson	Trustee Dated: September 17, 2018

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: September 17, 2018

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: September 17, 2018

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: September 17, 2018

JOHN B. WILSON* John B. Wilson	Trustee Dated: September 17, 2018

By:   /s/Karen L. Skidmore

Karen L. Skidmore

      Attorney-in-Fact

      (Pursuant to Power of Attorney Previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase